Premises And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2012	2011
Land	$17,354	$18,151
Buildings	69,091	69,690
Equipment, furniture and fixtures	61,679	59,037
Leasehold improvements	4,009	4,283
Total	$152,133	$151,161
Less accumulated depreciation	(98,382)	(97,420)
Premises and Equipment, Net	$53,751	$53,741

Depreciation expense amounted to $7.0 million, $7.6 million and $7.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2013	$1,394
2014	1,079
2015	845
2016	536
2017	390
Thereafter	678
Total	$4,922

Rent expense for Park was $1.9 million, $2.4 million and $2.6 million, for the years ended December 31, 2012, 2011 and 2010,